7. INVENTORIES	12 Months Ended
Dec. 31, 2019
Sales expenses
INVENTORIES

7.          INVENTORIES

	12.31.19	12.31.18
Finished goods	2,257,119	2,200,763
Work in progress	149,470	140,466
Raw materials	803,520	847,494
Packaging materials	60,715	73,755
Secondary materials	375,744	337,969
Supplies	205,399	196,228
Imports in transit	61,021	103,954
Other	19,266	9,979
(-) Adjustment to present value	(44,338)	(33,314)
	3,887,916	3,877,294

The additions and reversals of provisions for losses on inventories, which were recorded under the item Cost of Goods Sold, are shown in the table below:

	Adjustment to realizable value		Provision for deterioration		Provision for obsolescence		Total
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Beginning balance	(65,490)	(253,720)	(60,586)	(66,394)	(12,029)	(6,914)	(138,105)	(327,028)
Additions	(81,988)	(317,039)	(153,881)	(153,245)	(9,529)	(25,286)	(245,398)	(495,570)
Reversals	95,881	143,406	-	-	-	-	95,881	143,406
Write-offs	41,156	342,813	171,637	152,823	6,360	19,940	219,153	515,576
Restatement by Hyperinflation	-	(4,924)	-	(526)	-	-	-	(5,450)
Transfer - held for sale	-	23,898	-	7,214	-	326	-	31,438
Exchange rate variation	(271)	76	304	(458)	279	(95)	312	(477)
Ending balance	(10,712)	(65,490)	(42,526)	(60,586)	(14,919)	(12,029)	(68,157)	(138,105)